Hotchkis & Wiley Funds Small Cap Diversified Value Fund	Class I – HWVIX Class A – HWVAX Class C – (not currently offered)	Summary Prospectus August 29, 2016
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Fund’s Statement of Additional Information, annual report to shareholders and semi‑annual report to shareholders, online at www.hwcm.com/literature. You can also get this information at no cost by calling 1-866-HW-Funds (1‑866‑493-8637) or by sending an email request to prospectus@hwcm.com. The Fund’s Prospectus is also available from financial intermediaries who are authorized to sell Fund shares.  The Fund’s Prospectus and Statement of Additional Information, both dated August 29, 2016, along with the financial statements included in the Fund’s most recent annual report to shareholders dated June 30, 2016, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective.  The Fund seeks capital appreciation.
Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in certain Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About  Class I, Class A, Class C and Class R Shares” beginning on page 48 of the Prospectus and “Purchase of Shares” beginning on page 46 of the Funds’ Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
	Class I	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None(a)	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class A	Class C
Management Fees	0.65%(b)	0.65%(b)	0.65%(b)
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses	1.38%	1.38%	1.38%
Acquired Fund Fees and Expenses(c)	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	2.28%	2.53%	3.28%
Fee Waiver and/or Expense Reimbursement	-1.13%	-1.13%	-1.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)(d)	1.15%	1.40%	2.15%
(a)
You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.

(b)	Effective July 1, 2016, the Management Fee was decreased to 0.65%.
(c)
Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed-end funds, or business development companies. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund do not correlate to the Ratios to Average Net Assets-Expenses, net of reimbursement/waiver in the “Financial Highlights,” which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.

(d)
Effective July 1, 2016, Hotchkis & Wiley Capital Management, LLC (the “Advisor”) has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits:  Class I – 0.90%, Class A – 1.15%, Class C – 1.90%. Thereafter, the Advisor may change or eliminate the expense limits only upon 30 days’ prior notice to the Fund’s shareholders.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the fee waiver/expense reimbursement in effect for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$117	$604	$1,117	$2,528
Class A	$660	$1,169	$1,704	$3,160
Class C	$318	$904	$1,615	$3,327
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class I	$117	$604	$1,117	$2,528
Class A	$660	$1,169	$1,704	$3,160
Class C	$218	$904	$1,615	$3,327
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Principal Investment Strategy.  The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of small capitalization companies.  The Advisor currently considers small cap companies to be those with market capitalizations like those found in the Russell 2000® Index.  The market capitalization range of the Index changes constantly, but as of June 30, 2016, the range was from $56 million to $4.1 billion.  Market capitalization is measured at the time of initial purchase.  The Fund may invest in foreign (non-U.S.) securities.  Under normal conditions, the Fund typically will hold equity securities of approximately 300 to 400 different companies.
The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process based on a proprietary model that is augmented with internally-generated fundamental research. The Fund seeks broad diversified exposure to these investment opportunities by holding approximately 300-400 portfolio securities. With the exception of diversification guidelines, the Fund does not employ pre-determined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.
Principal Investment Risks.  As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.  Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.
Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.
Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.
Capitalization Risk.  Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Active Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.
Financial Sector Risk.  The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.
Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.
Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmark.
Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.

Large Shareholder Risk. Other funds and other significant investors may invest in the Fund. From time to time, the Fund may experience relatively large redemptions or investments from these funds and other significant investors as a result of their rebalancing their portfolios or for other reasons. In the event of such redemptions or investments, the Fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

New Fund Risk.  Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.  The bar chart shows the Fund’s performance for one year for Class I shares.  However, the Fund’s Class A shares are subject to sales loads.  Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.  The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance and an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1‑866‑HW-FUNDS (1-866-493-8637).
The inception date for the Fund’s Class I and Class A shares is June 30, 2014.

2	Hotchkis & Wiley Small Cap Diversified Value Fund | Summary Prospectus | August 29, 2016

Calendar Year Total Returns as of December 31

40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
-9.03%
2015

During the period shown in the bar chart, the highest return for a quarter was 3.63% (quarter ended December 31, 2015) and the lowest return for a quarter was –12.39% (quarter ended September 30, 2015). The year-to-date return as of June 30, 2016 was 3.75%.
Average Annual Total Returns
(for the periods ended December 31, 2015)
	1 Year	Since Inception (6/30/14)
Small Cap Diversified Value Fund
Return Before Taxes – Class I	-9.03%	-4.40%
Return After Taxes on Distributions – Class I	-9.75%	-5.45%
Return After Taxes on Distributions and Sale of Fund Shares – Class I	-4.55%	-3.47%
Return Before Taxes – Class A	-13.90%	-7.96%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.41%	-1.90%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	-7.47%	-5.03%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Management
Investment Advisor.  Hotchkis & Wiley Capital Management, LLC.
Portfolio Managers.
Investment team member	Primary title with Advisor	Started with the Fund
Judd Peters, CFA	Portfolio Manager	2014
Ryan Thomes, CFA	Portfolio Analyst	2014
Purchase and Sale of Fund Shares.  You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Hotchkis & Wiley Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701) or through a broker-dealer or other financial intermediary.  You may also purchase Fund shares by wire transfer.  You may exchange or redeem Fund shares by telephone at 1-866-HW-FUNDS (1-866-493-8637).
The minimum initial investment for Class I shares is $1 million. For Class A shares, the minimum initial investment in the Fund is $2,500 for regular accounts and $1,000 for individual retirement accounts (“IRAs”).  The minimum subsequent investment in the Fund for all share classes is generally $100.
Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA.  Such tax-advantaged arrangements may be taxed later upon a withdrawal from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

The minimum initial investment for Class I shares is $1 million. For Class A shares, the minimum initial investment in the Fund is $2,500 for regular accounts and $1,000 for individual retirement accounts (“IRAs”).  The minimum subsequent investment in the Fund for all share classes is generally $100.
Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA.  Such tax-advantaged arrangements may be taxed later upon a withdrawal from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Hotchkis & Wiley Small Cap Diversified Value Fund | Summary Prospectus | August 29, 2016	3